Derivative Instruments (Current Period Cash Flow Hedges in AOCI (loss) before Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flow hedges in AOCI
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Balance, beginning	$ 5,407	$ (2,998)	$ 3,193
Amount recorded in AOCI	13,590	10,697	(5,233)
Amounts reclassified into current period earnings	(4,895)	(2,292)	(958)
Balance, ending	14,102	5,407	(2,998)
Currency/Interest Rate | Accumulated Gain (Loss), Net, Cash Flow Hedge, Parent
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Amount recorded in AOCI	13,590	10,697	(5,233)
Amounts reclassified into current period earnings	$ (4,895)	$ (2,292)	$ (958)